CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares Adjustment	Ordinary Shares	Treasury shares Adjustment	Treasury shares	Additional paid-in capital Adjustment	Additional paid-in capital	Accumulated other comprehensive loss Adjustment	Accumulated other comprehensive loss	Accumulated deficit Adjustment	Accumulated deficit	Adjustment	Total
Equity, Attributable to Parent, Beginning Balance (Adoption of ASC 326) at Dec. 31, 2022	$ 0				$ 0		$ 0		$ (44,490,821)		$ (44,490,821)
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2022		$ 30,281				$ 740,785,321		$ (27,231,385)		$ (5,269,964)		$ 623,115,258
Balance Beginning (in shares) (Adoption of ASC 326) at Dec. 31, 2022	0
Balance Beginning (in shares) at Dec. 31, 2022		269,584,170
Treasury shares, beginning (in shares) (Adoption of ASC 326) at Dec. 31, 2022			0
Treasury shares, beginning (in shares) at Dec. 31, 2022				(85,198,995)
Repurchase of ordinary shares						0		0		0		(34,168,869)
Repurchase of ordinary shares (in shares)		(53,034,002)		(34,168,869)
Exercise of share options		$ 0				(4,937,768)		0		0		$ 5,055
Exercise of share options (in shares)		1,285,640		4,942,823								1,285,640
Share-based compensation (Note 16)		$ 0		$ 0		5,470,774		0		0		$ 5,470,774
Net income loss		0		0		0		0		(5,476,743)		(5,476,743)
Other comprehensive income (loss)		0		$ 0		0		(11,635,202)		0		(11,635,202)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2023		$ 30,281				741,318,327		(38,866,587)		(55,237,528)		532,819,452
Balance Ending (in shares) at Dec. 31, 2023		217,835,808
Treasury shares, ending (in shares) at Dec. 31, 2023				(114,425,041)
Repurchase of ordinary shares		$ 0				0		0		0		(12,635,418)
Repurchase of ordinary shares (in shares)		(11,463,914)		(12,635,418)
Retirement of ordinary shares		$ (777)				(9,719,080)		0		0		0
Retirement of ordinary shares (in shares)		0		9,719,857
Exercise of share options		$ 0				(5,412,983)		0		0		$ 360,589
Exercise of share options (in shares)		1,193,442		5,773,572								1,221,920
Share-based compensation (Note 16)		$ 0		$ 0		2,378,350		0		0		$ 2,378,350
Net income loss		0		0		0		0		41,652,311		41,652,311
Other comprehensive income (loss)		0		$ 0		0		(10,708,386)		0		(10,708,386)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2024		$ 29,504				728,564,614		(49,574,973)		(13,585,217)		553,866,898
Balance Ending (in shares) at Dec. 31, 2024		207,565,336
Treasury shares, ending (in shares) at Dec. 31, 2024				(111,567,030)
Repurchase of ordinary shares		$ 0				0		0		0		(1,249,808)
Repurchase of ordinary shares (in shares)		(890,155)		(1,249,808)
Ordinary shares issued for mining machine purchase (Note 18)		$ 14,667				411,337,763		0		0		411,352,430
Ordinary shares issued for mining machine purchase (Note 18) (in shares)		146,670,925		0
Exercise of share options		$ 0				(8,816,029)		0		0		$ 576,241
Exercise of share options (in shares)		1,987,782		9,392,270								1,987,782
Share-based compensation (Note 16)		$ 0		$ 0		4,872,595		0		0		$ 4,872,595
Net income loss		0		0		0		0		(621,952,043)		(621,952,043)
Release accumulated other comprehensive loss		0		0		0		44,270,340		0		44,270,340
Other comprehensive income (loss)		0		$ 0		0		5,304,633		0		5,304,633
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2025		$ 44,171				$ 1,135,958,943		$ 0		$ (635,537,260)		$ 397,041,286
Balance Ending (in shares) at Dec. 31, 2025		355,333,888
Treasury shares, ending (in shares) at Dec. 31, 2025				(103,424,568)